Other current and non-current non-financial assets - Short and Long-Term Exploitation Conciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other current financial assets
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	$ 1,235	$ 1,318
Amortization		(1,359)
Reclassifications	465	1,276
Total changes	465	(83)
Total	1,700	1,235
Other non-current financial assets
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	8,598	7,011
Amortization	(2,421)
Reclassifications	1,519	1,587
Total changes	(902)	1,587
Total	$ 7,696	$ 8,598